Share-Based Payments - Summary of Vesting Profile (Detail)	12 Months Ended
	Dec. 31, 2020
Absolute Total Shareholder Return ("TSR") [member]
Disclosure of vesting profile [line items]
Threshold	0.00%	[1],[2]
Target	100.00%	[1],[2]
Stretch and cap	200.00%	[1],[2]
Relative TSR [member]
Disclosure of vesting profile [line items]
Threshold	0.00%	[1],[2],[3]
Target	100.00%	[1],[2],[3]
Stretch and cap	200.00%	[1],[2],[3]
Free Cash Flow Margin [member]
Disclosure of vesting profile [line items]
Threshold	0.00%	[4]
Target	100.00%	[4]
Stretch and cap	200.00%	[4]

[1]	Absolute TSR and relative TSR: Linear vesting will occur between target and stretch (no vesting occurs for performance below target).
[2]	TSR will be calculated as the compounded annual growth rate (“CAGR”) of the TSR index between the average of the 60 trading days up to the first day of the performance period and the average of the 60 trading days up to the last day of the performance period. TSR will be defined as the return on investing in ordinary shares in the Company at the start of the performance period, holding the shares and reinvesting the dividends received on the portfolio in Gold Fields shares over the performance period. The US$ TSR index, provided by external service providers will be based on the US$ share price.
[3]	The peer group for the 2018 and 2019 allocations consists of 10 companies: Anglogold Ashanti, Goldcorp, Barrick, Eldorado Gold, Randgold, Yamana, Agnico Eagle, Kinross, Newmont and Newcrest. During 2019, Randgold merged with Barrick and Goldcorp merged with Newmont. The peer group will remain at 10 companies by maintaining phantom share tracking for Randgold and Goldcorp based on their respective merger ratios at the date of the merger.
[4]	FCFM: Linear vesting will occur between threshold, target and stretch.